American Century Capital Portfolios, Inc.

PROSPECTUS SUPPLEMENT

SMALL CAP VALUE FUND * EQUITY INCOME FUND * REAL ESTATE FUND

Supplement dated August 23, 2002 * Prospectus dated July 31, 2002

The following replaces the Small Cap Value - Investor class chart under the heading "Annual Total Returns" on page 4 of the Investor/Institutional Class prospectus.

            [data from bar chart]
                          small cap value
            2001             30.52%
            2000             39.41%
            1999             -0.86%

            (1) As of June 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date returns was 3.49%.

SH-SPL-31177   0208